Note G - Preferred and Common Stock Transactions and Reverse Split (Details) - USD ($)		Dec. 31, 2015	Nov. 30, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 29, 2015	May. 31, 2015	May. 15, 2015	Apr. 30, 2015	Feb. 12, 2015	Dec. 31, 2014	Dec. 29, 2014	Sep. 05, 2014	Aug. 20, 2014	Jun. 24, 2014	Apr. 07, 2014
Common Stock, Par Value		$ 0.01				$ 0.25						$ 0.01	$ 0.25	$ 0.25	$ 0.25
Common Stock, Shares Issued		43,024,369				200,000	8,184					36,628,860
Common stock	[1]	$ 430,244										$ 366,289
Common Stock Sold in Private Placement													192,600	32,000	100,000
MrSaintAmourMember
Common Stock, Shares Issued																100,000
Common stock																$ 25,000
April2015NonAffiliateInvestorMember
Common Stock, Par Value										$ 0.25
Common Stock, Shares Issued										600,000
May2015NonAffiliateInvestorMember
Common Stock, Par Value								$ 0.25
Common Stock, Shares Issued								200,000
EclipseGroupIncMember
Common Stock, Par Value									$ 0.25
Common Stock, Shares Issued									2,000,000
June2015IssuanceMember
Common Stock, Par Value							$ 0.25
Endeavour Cooperative Partners LLC
Related Party Debt Payable											$ 85,000						$ 35,000
Common Stock, Par Value											$ 0.25						$ 0.25
Common Stock, Shares Issued											340,000
Convertible Debt											$ 143,333
Island Capital Management, LLC
Related Party Debt Payable																	$ 70,000
Common Stock, Par Value																	$ 0.25
Common Stock, Shares Issued																	280,000
Micah Eldred
Common Stock, Par Value											$ 0.25
Common Stock, Shares Issued											573,333
CarlDilleyMember
Common Stock, Shares Issued											183,467
Convertible Debt											$ 45,867
HeatherDilleyMember
Common Stock, Shares Issued											103,200
Convertible Debt											$ 25,800
CarlAndHeatherDilleyMember
Common Stock, Par Value											$ 0.25
StockSubscriptionsReceivedMember
Common Stock, Par Value				$ 0.25	$ 0.25
Common Stock, Shares Issued				200,000	1,670,000
ServicesMember
Common Stock, Par Value			$ 0.25	$ 0.25
Common Stock, Shares Issued			149,600	167,725

[1]	100,000,000 authorized; $0.01 par value, 43,024,369 and 36,628,860 shares issued and outstanding